Note 16 - Commitments and Contingencies - Financial Instruments Outstanding Whose Contract Amount Represents Credit Risk (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Standby Letters of Credit	$ 1,525,000	$ 1,536,000
Loan Origination Commitments [Member]
Commitments to Extend Credit	$ 98,736,000	$ 96,374,000